Capital Stock - Schedule of Share-based Compensation Expense by Category (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 14.3	$ 24.0	$ 46.9	$ 53.6
General and administration
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	14.3	17.2	42.2	46.3
Restructuring and other
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 0.0	$ 6.8	$ 4.7	$ 7.3